Expense Example - FidelityClimateActionFund-RetailPRO - FidelityClimateActionFund-RetailPRO - Fidelity Climate Action Fund - Fidelity Climate Action Fund	Jul. 30, 2024 USD ($)
Expense Example:
1 year	$ 107
3 years	397
5 years	721
10 years	$ 1,639